Stock Options: (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	134,828,240	7,769,202	6,249,952
Options granted	1,400,000	1,245,000	2,350,000
Less options forfeited	(280,418)	(350,000)	(830,750)
Less options exercised	0	0	0
Less options expired	(20,000)	(81,250)
Outstanding	9,682,534	134,828,240	7,769,202	6,249,952
Options exercisable	7,516,318	5,776,716
Weighted-Average Exercise Price, Outstanding	$ 1.32	$ 1.40	$ 1.48
Weighted-Average Exercise Price, Options granted	0.60	0.80	1.29
Weighted - Average Exercise Price, Options terminated	0.66	1.02	1.77
Weighted-Average Exercise Price, Options, Less options expired	1.76	1.40
Weighted-Average Exercise Price, Options exercised	0	0.00	0.00
Weighted-Average Exercise Price, Outstanding	1.24	1.32	$ 1.40	$ 1.48
Weighted-Average Exercise Price, Options exercisable	$ 1.36	$ 1.41
Weighted-Average Remaining Contractual Term, Outstanding (in years)	7 years 9 months 18 days	7 years 6 months
Weighted-Average Remaining Contractual Term, Exercisable (in years)	7 years 2 months 12 days	8 years 2 months 12 days	8 years 6 months	8 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 255	$ 2,605
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0